UNITED STATES
OMB APPROVAL
                                      SECURITIES AND EXCHANGE COMMISSION
                                      OMB Number: 3235-0456
                                      Washington, D.C.  20549
                                      Expires: August 31, 2000
                                      Estimated average burden
                                      hours per response . . . . . . . . . . .1

                                               FORM 24F-2

                                               Annual Notice of Securities Sold

                                               Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type..



        1.              Name and address of issuer:

                                           PRUDENT BEAR FUNDS, INC.

                                           8140 WALNUT HILL LANE

                                           SUITE 405

                                           DALLAS, TX 75231



        2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                       X





        3.              Investment Company Act File Number:

                                                        811-9120


                        Securities Act File Number:

                                                        33-98726


        4(a).   Last day of fiscal year for which this Form is filed:

                                                                    30-Sep-97




        4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)



Note: If the Form is being filed late, interest must be paid on the registration fee due.


        4(c). Check box if this is the last time the issuer will be filing this Form.

SEC 2393 (9-97)


        5.      Calculation of registration fee:


                (i) Aggregate sale price of securities sold during fiscal year pursuant to section 24(f): $ 77,185,943


                (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $ 52,480,055

                (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $

                (iv)   Total available redemption credits [add Items
                       5(ii) and 5(iii)]: $   52,480,055

                (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $ 24,705,888

                (vi)    Redemption credits available for use
                        in future years                      $(      0       )
                        - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                (vii)   Multiplier for determining registration fee (See
                        Instruction C.9):  X       0.0295%

                (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter 0 if no fee is due): = $ 7,288


        6.      Prepaid Shares


                If the response to item 5(i) was determined by deducting an amount of securities that were registered under the

                "Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here : N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here : N/A.

        7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$

        8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: = $ 7,288

        9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


                        Method of Delivery:


                        X               Wire Transfer


                                        Mail or other means



                                                SIGNATURES

                This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.





                By (Signature and Title)*       /s/ David W. Tice
                                                        President



                Date                                    12/5/97

                                         * Please print the name and title of
the signing officer below the signature.